Acquisitions (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended				3 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Aerospace Tubing Manufacturer based in United Kingdom	Sep. 30, 2013 Aerospace Tubing Manufacturer based in France	Mar. 31, 2012 Western
Business Acquisition [Line Items]
Cash purchase price paid for acquisition		$ 27,900,000	$ 211,600,000	$ 6,600,000	$ 11.7	$ 0	$ 188,200,000
Additions for current year acquisitions		6,100,000	60,200,000	1,900,000	6,100,000
Bargain purchase gain	9,000,000	8,800,000	0	0		0
Voting interest acquired		100.00%
Liquidation of (investment in) unconsolidated entity	21,200,000	(21,200,000)	22,400,000	0
Interest Earned on Cost Method Investments	$ 1,800,000